Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Costs			$ 319.0	$ 290.8	$ 306.6
Net Reserves for Losses and LAE	$ 3,082.9	$ 2,505.3	2,813.2	4,313.7	3,970.1	$ 4,632.0
Net Reserves for Unearned Premiums			1,720.2	1,516.2	1,363.7
Net earned premiums	1,287.4	1,327.2	2,688.7	2,410.5	2,527.5
Net Investment Income			188.1	147.5	154.6
Losses and LAE Expenses			1,680.0	1,693.3	1,840.8
Policy Acquisition Expenses			431.8	414.1	465.7
Net written premiums	$ 1,350.5	$ 1,506.1	2,896.0	2,587.7	2,577.8
General and Administrative Expenses			386.5	333.1	308.0
Reinsurance
Deferred Policy Acquisition Costs			227.2	205.2	206.8
Net Reserves for Losses and LAE			1,360.7	2,148.4	2,095.7
Net Reserves for Unearned Premiums			862.4	688.6	617.6
Net earned premiums			1,251.8	1,118.8	1,287.7
Losses and LAE Expenses			770.3	705.2	958.6
Policy Acquisition Expenses			252.4	221.6	246.0
Net written premiums			1,426.4	1,199.0	1,297.7
General and Administrative Expenses			142.5	121.3	110.8
Insurance
Deferred Policy Acquisition Costs			91.8	85.6	99.8
Net Reserves for Losses and LAE			1,452.5	2,165.3	1,874.4
Net Reserves for Unearned Premiums			857.8	827.6	746.1
Net earned premiums			1,436.9	1,291.7	1,239.8
Losses and LAE Expenses			909.7	988.1	882.2
Policy Acquisition Expenses			179.4	192.5	219.7
Net written premiums			1,469.6	1,388.7	1,280.1
General and Administrative Expenses			$ 244.0	$ 211.8	$ 197.2